1919 Socially Responsive Balanced Fund
Schedule of Investments
September 30, 2025 (Unaudited)
COMMON STOCKS – 67.3%	Shares	Value
Capital Markets - 1.0%
S&P Global Inc.	19,490	$9,485,978

Communication Services - 6.6%
Alphabet Inc. - Class A	149,253	36,283,404
Netflix Inc. (a)	21,478	25,750,404
		62,033,808

Consumer Discretionary - 6.0%
Amazon.com Inc. (a)	127,476	27,989,905
Chipotle Mexican Grill Inc. (a)	166,295	6,517,101
Home Depot Inc/The	26,692	10,815,332
TJX Cos Inc.	72,082	10,418,732
		55,741,070

Consumer Staples - 3.5%
Costco Wholesale Corp.	14,967	13,853,904
Darling International Inc. (a)	167,937	5,184,215
Hershey Co.	42,368	7,924,935
PepsiCo Inc.	41,945	5,890,756
		32,853,810

Financials - 6.8%
Bank of America Corp.	333,634	17,212,178
Charles Schwab Corp/The	90,456	8,635,834
Chubb Limited	28,387	8,012,231
LPL Financial Holdings Inc.	29,776	9,906,177
M&T Bank Corp.	52,113	10,298,571
Reinsurance Group of America Inc.	50,396	9,682,584
		63,747,575

Health Care - 6.9%
AstraZeneca PLC - ADR	129,011	9,897,724
Boston Scientific Corp. (a)	120,658	11,779,841
Danaher Corp.	41,097	8,147,891
Eli Lilly & Co.	25,023	19,092,549
Intuitive Surgical Inc. (a)	18,711	8,368,120
Thermo Fisher Scientific Inc.	13,644	6,617,613
		63,903,738

Industrials - 6.3%
Advanced Drainage Systems Inc.	63,764	8,844,067
Cintas Corp.	81,741	16,778,157
Eaton Corp. PLC	39,412	14,749,941
Old Dominion Freight Line Inc.	32,200	4,533,116
Rockwell Automation Inc.	22,879	7,996,897
Union Pacific Corp.	24,786	5,858,667
		58,760,845

Information Technology - 26.4%(b)
Analog Devices Inc.	20,938	5,144,467
Apple Inc.	154,086	39,234,918
Broadcom Inc.	89,665	29,581,380
HubSpot Inc. (a)	10,783	5,044,287
Intuit Inc.	12,923	8,825,246
Microsoft Corp.	87,371	45,253,810

1919 Socially Responsive Balanced Fund
Schedule of Investments
September 30, 2025 (Unaudited)
COMMON STOCKS – 67.3%	Shares	Value
Information Technology - 26.4%(b) (Continued)
NVIDIA Corp.	306,526	$57,191,621
Palo Alto Networks Inc. (a)	84,660	17,238,469
Salesforce.com Inc.	13,289	3,149,493
ServiceNow Inc. (a)	13,728	12,633,604
Visa Inc. Shares - Class A	39,828	13,596,483
Workday Inc. - Class A (a)	40,892	9,843,931
		246,737,709

Materials - 1.5%
Linde PLC	18,007	8,553,325
Steel Dynamics Inc.	37,951	5,291,508
		13,844,833

Real Estate Investment Trusts (REITS) - 1.3%
Equinix Inc.	8,709	6,821,237
Terreno Realty Corp.	90,734	5,149,155
		11,970,392

Utilities - 1.0%
American Water Works Co. Inc.	68,424	9,523,936
TOTAL COMMON STOCKS (Cost $275,931,493)		628,603,694

CORPORATE BONDS - 18.6%	Principal Amount
Communication Services - 1.5%
AT&T Inc.
2.30%, 06/01/2027	$1,350,000	1,311,177
4.35%, 03/01/2029	465,000	467,147
2.75%, 06/01/2031	1,250,000	1,146,319
Comcast Corp.
4.65%, 02/15/2033	2,680,000	2,693,304
5.65%, 06/15/2035	600,000	634,302
Netflix Inc., 5.40%, 08/15/2054	255,000	257,510
Verizon Communications Inc.
4.33%, 09/21/2028	777,000	782,751
3.88%, 02/08/2029	410,000	407,237
1.75%, 01/20/2031	1,325,000	1,159,917
4.50%, 08/10/2033	350,000	345,128
5.25%, 03/16/2037	335,000	338,650
Walt Disney Co/The
1.75%, 01/13/2026	1,550,000	1,539,585
2.20%, 01/13/2028	3,215,000	3,103,072
		14,186,099

Consumer Discretionary - 1.4%
Amazon.com Inc., 4.70%, 12/01/2032	905,000	930,937
California Endowment/The, 2.50%, 04/01/2051	1,700,000	992,887
Ford Foundation/The, 2.42%, 06/01/2050	1,000,000	602,905
Home Depot Inc/The, 1.50%, 09/15/2028	1,900,000	1,778,452
Lowe's Cos Inc., 1.30%, 04/15/2028	2,100,000	1,963,673
Starbucks Corp.
2.45%, 06/15/2026	250,000	247,410
2.25%, 03/12/2030	1,255,000	1,152,947
Target Corp., 4.50%, 09/15/2032	3,600,000	3,623,166
Toyota Motor Corp., 4.45%, 06/30/2030	690,000	697,612
Toyota Motor Credit Corp., 1.13%, 06/18/2026	965,000	945,782
		12,935,771

1919 Socially Responsive Balanced Fund
Schedule of Investments
September 30, 2025 (Unaudited)
CORPORATE BONDS - 18.6%	Principal Amount	Value
Consumer Staples - 0.7%
Kroger Co., 5.50%, 09/15/2054	$2,475,000	$2,412,657
PepsiCo Inc.
3.90%, 07/18/2032	1,200,000	1,172,535
3.50%, 03/19/2040	575,000	487,764
Walmart Inc., 1.80%, 09/22/2031	2,700,000	2,384,539
		6,457,495

Financials - 3.9%
Affiliated Managers Group Inc., 3.30%, 06/15/2030	755,000	717,388
Allstate Corp/The, 1.45%, 12/15/2030	1,345,000	1,161,744
Apollo Global Management, Inc., 5.80%, 05/21/2054	2,375,000	2,410,404
Bank of America Corp.
5.06% (3 mo. Term SOFR + 1.02%), 09/15/2026(c)	1,602,000	1,610,269
4.18%, 11/25/2027	525,000	525,350
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037(d)	2,515,000	2,242,104
BlackRock Inc.
3.25%, 04/30/2029	455,000	445,170
2.40%, 04/30/2030	710,000	661,452
Boston Properties LP, 4.50%, 12/01/2028	1,335,000	1,334,672
Carlyle Group Inc., 5.05%, 09/19/2035	2,715,000	2,707,891
Citigroup Inc.
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031(d)	1,500,000	1,380,664
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039(d)	570,000	572,262
Goldman Sachs Group Inc/The
3.50%, 11/16/2026	1,830,000	1,818,774
2.60%, 02/07/2030	1,250,000	1,171,473
Host Hotels & Resorts LP, 3.38%, 12/15/2029	1,600,000	1,522,157
Intercontinental Exchange Inc., 3.75%, 12/01/2025	500,000	499,581
MetLife Inc., 4.55%, 03/23/2030	660,000	672,060
PNC Financial Services Group Inc., 4.76% to 01/26/2026 then SOFR + 1.09%, 01/26/2027(d)	1,350,000	1,351,624
Prudential Financial Inc., 1.50%, 03/10/2026	1,570,000	1,552,100
Reinsurance Group of America Inc., 6.65% to 09/15/2035 then 5 yr. CMT Rate + 2.39%, 09/15/2055(d)	3,150,000	3,309,232
Royal Bank of Canada, 1.15%, 07/14/2026	3,500,000	3,424,634
Simon Property Group LP, 3.38%, 12/01/2027	510,000	503,866
State Street Corp., 3.03% to 11/01/2029 then SOFR + 1.49%, 11/01/2034(d)	1,000,000	939,227
Toronto-Dominion Bank, 5.15% to 09/10/2029 then 5 yr. CMT Rate + 1.50%, 09/10/2034(d)	1,490,000	1,513,613
Truist Financial Corp., 1.27% to 03/02/2026 then SOFR + 0.61%, 03/02/2027(d)	2,675,000	2,642,133
		36,689,844

Health Care - 2.1%
AbbVie Inc.
4.25%, 11/14/2028	600,000	605,010
4.40%, 11/06/2042	1,120,000	1,009,658
Amgen Inc., 3.00%, 02/22/2029	3,475,000	3,347,743
Anthem Inc., 2.88%, 09/15/2029	1,530,000	1,455,092
Bristol-Myers Squibb Co.
3.90%, 02/20/2028	365,000	365,108
3.40%, 07/26/2029	725,000	707,205
1.45%, 11/13/2030	1,580,000	1,385,340
CVS Health Corp.
4.78%, 03/25/2038	345,000	323,555
5.63%, 02/21/2053	3,445,000	3,275,018

1919 Socially Responsive Balanced Fund
Schedule of Investments
September 30, 2025 (Unaudited)
CORPORATE BONDS - 18.6%	Principal Amount	Value
Health Care - 2.1% (Continued)
Gilead Sciences Inc.
1.65%, 10/01/2030	$1,700,000	$1,508,278
4.60%, 09/01/2035	320,000	316,554
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053	1,100,000	1,063,606
UnitedHealth Group Inc.
2.00%, 05/15/2030	1,600,000	1,451,288
3.50%, 08/15/2039	515,000	429,858
UnitedHealth Group, Inc., 5.50%, 07/15/2044	2,500,000	2,502,938
		19,746,251

Industrials - 1.0%
Allegion US Holding Co. Inc., 5.41%, 07/01/2032	2,300,000	2,403,071
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	3,000,000	2,741,134
Johnson Controls International PLC, 1.75%, 09/15/2030	2,225,000	1,974,047
Xylem Inc./NY, 1.95%, 01/30/2028	1,785,000	1,701,313
		8,819,565

Information Technology - 4.0%
Adobe Inc., 2.15%, 02/01/2027	850,000	832,353
Autodesk Inc., 2.40%, 12/15/2031	3,775,000	3,347,730
Broadcom Inc., 4.20%, 10/15/2030	6,000,000	5,993,088
Dell International LLC / EMC Corp., 5.50%, 04/01/2035	4,000,000	4,130,893
Fortinet Inc., 1.00%, 03/15/2026	2,185,000	2,150,272
Hewlett Packard Enterprise Co., 5.60%, 10/15/2054	1,000,000	956,874
Intuit Inc., 5.50%, 09/15/2053	2,215,000	2,231,870
Jabil Inc., 4.25%, 05/15/2027	2,515,000	2,516,716
Mastercard Inc.
3.30%, 03/26/2027	1,350,000	1,340,282
1.90%, 03/15/2031	4,000,000	3,566,594
Microsoft Corp., 4.20%, 11/03/2035	565,000	566,263
Oracle Corp., 5.38%, 09/27/2054	5,000,000	4,593,357
Salesforce.com Inc., 1.50%, 07/15/2028	2,135,000	2,006,840
Synopsys Inc., 5.15%, 04/01/2035	1,605,000	1,633,289
Texas Instruments Inc., 5.00%, 03/14/2053	1,150,000	1,082,870
		36,949,291

Materials - 0.8%
Dow Chemical Co., 5.60%, 02/15/2054	3,000,000	2,717,101
Nutrien Ltd., 4.20%, 04/01/2029	425,000	424,618
Steel Dynamics Inc.
5.38%, 08/15/2034	2,915,000	3,014,824
5.25%, 05/15/2035	1,500,000	1,533,555
		7,690,098

Real Estate - 1.2%
Crown Castle Inc., 1.05%, 07/15/2026	2,050,000	1,999,595
Prologis LP
2.25%, 04/15/2030	1,620,000	1,493,922
1.25%, 10/15/2030	3,000,000	2,607,134
5.25%, 03/15/2054	1,000,000	968,502
Realty Income Corp., 5.38%, 09/01/2054	2,500,000	2,448,007
Welltower Inc., 2.70%, 02/15/2027	1,600,000	1,572,330
		11,089,490

1919 Socially Responsive Balanced Fund
Schedule of Investments
September 30, 2025 (Unaudited)
CORPORATE BONDS - 18.6%	Principal Amount	Value
Utilities - 2.0%
Avangrid Inc., 3.80%, 06/01/2029	$650,000	$638,601
DTE Electric Co.
1.90%, 04/01/2028	2,145,000	2,041,610
4.05%, 05/15/2048	1,480,000	1,226,325
Duke Energy Florida LLC, 2.40%, 12/15/2031	3,225,000	2,900,890
Duke Energy Progress LLC, 5.10%, 03/15/2034	2,685,000	2,765,508
Georgia Power Co., 3.25%, 04/01/2026	345,000	343,394
MidAmerican Energy Co.
3.65%, 04/15/2029	1,375,000	1,355,988
5.85%, 09/15/2054	2,200,000	2,318,509
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/2028	2,720,000	2,572,294
Public Service Co. of Colorado, 3.20%, 03/01/2050	520,000	359,445
Union Electric Co.
2.63%, 03/15/2051	1,280,000	794,278
5.13%, 03/15/2055	1,450,000	1,373,264
		18,690,106
TOTAL CORPORATE BONDS (Cost $181,963,818)		173,254,010

U.S. TREASURY SECURITIES - 8.4%
United States Treasury Bonds
6.75%, 08/15/2026	90,000	92,328
6.50%, 11/15/2026	135,000	139,546
6.13%, 11/15/2027	675,000	709,515
5.50%, 08/15/2028	335,000	352,457
3.50%, 02/15/2039	573,000	524,452
4.38%, 11/15/2039	204,000	202,374
4.38%, 08/15/2043	6,750,000	6,512,036
4.50%, 02/15/2044	4,920,000	4,810,549
4.13%, 08/15/2044	6,300,000	5,844,973
5.00%, 05/15/2045	3,500,000	3,632,891
United States Treasury Notes
3.00%, 10/31/2025	905,000	904,133
2.63%, 01/31/2026	1,625,000	1,617,881
2.13%, 05/31/2026	6,700,000	6,625,423
1.50%, 08/15/2026	2,110,000	2,069,433
2.00%, 11/15/2026	3,375,000	3,312,114
2.25%, 11/15/2027	2,200,000	2,139,371
2.75%, 02/15/2028	1,630,000	1,598,196
2.88%, 05/15/2028	3,500,000	3,435,605
2.88%, 08/15/2028	5,300,000	5,192,758
3.13%, 11/15/2028	2,900,000	2,856,953
1.50%, 02/15/2030	4,670,000	4,260,554
4.13%, 11/15/2032	1,200,000	1,214,390
4.00%, 02/15/2034	6,000,000	5,986,055
4.38%, 05/15/2034	7,000,000	7,164,472
4.25%, 11/15/2034	7,000,000	7,081,211
TOTAL U.S. TREASURY SECURITIES (Cost $78,931,695)		78,279,670

U.S. GOVERNMENT AGENCY ISSUES - 1.7%
Federal Home Loan Bank (FHLB)
3.25%, 11/16/2028	2,125,000	2,107,316
5.50%, 07/15/2036	125,000	136,940

1919 Socially Responsive Balanced Fund
Schedule of Investments
September 30, 2025 (Unaudited)
U.S. GOVERNMENT AGENCY ISSUES - 1.7%	Principal Amount	Value
Federal Home Loan Mortgage Corp (FHLMC)
6.75%, 09/15/2029	$115,000	$127,989
6.25%, 07/15/2032	380,000	431,723
Federal National Mortgage Association (FNMA)
0.50%, 11/07/2025	2,200,000	2,191,845
0.75%, 10/08/2027	2,270,000	2,144,094
6.25%, 05/15/2029	985,000	1,071,403
0.88%, 08/05/2030	8,670,000	7,586,613
6.63%, 11/15/2030	303,000	342,952
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $17,390,053)		16,140,875

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Federal National Mortgage Association (FNMA), Series 2011-53, Class CY, 4.00%, 06/25/2041	15,846	15,636
Government National Mortgage Association
Series 2020-194, Class AD, Pool 2020-194, 1.00%, 06/16/2062	1,799,712	1,310,992
Series 2023-163, Class C, 5.00%, 09/20/2049	433,499	432,697
Series 2025-4, Class KB, 5.50%, 04/20/2052	3,860,545	3,917,902
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,099,160)		5,677,227

MORTGAGE-BACKED SECURITIES - 0.2%
Federal Home Loan Mortgage Corporation (FHLMC)
Pool C91417, 3.50%, 01/01/2032	25,385	24,993
Pool A35826, 5.00%, 07/01/2035	12,463	12,671
Pool G08112, 6.00%, 02/01/2036	26,072	27,519
Pool G02564, 6.50%, 01/01/2037	9,768	10,163
Pool G08179, 5.50%, 02/01/2037	8,112	8,458
Pool A65694, 6.00%, 09/01/2037	8,898	9,101
Federal National Mortgage Association (FNMA)
Pool 490446, 6.50%, 03/01/2029	4	5
Pool 808156, 4.50%, 02/01/2035	5,095	5,139
Pool 891596, 5.50%, 06/01/2036	246	256
Pool 190375, 5.50%, 11/01/2036	1,485	1,546
Pool 916386, 6.00%, 05/01/2037	10,044	10,558
Pool 946594, 6.00%, 09/01/2037	14,217	14,990
General National Mortgage Association (GNMA)
Pool MA6310, 3.00%, 12/20/2034	117,335	112,987
Pool MA6572, 3.00%, 04/20/2035	287,152	276,508
Pool MA6740, 2.50%, 08/20/2035	459,510	433,590
Pool 550763, 5.00%, 12/15/2035	40,586	41,272
Pool 3922, 7.00%, 11/20/2036	8,391	8,843
Pool MA3873, 3.00%, 08/20/2046	665,647	604,821
Pool MA6409, 3.00%, 01/20/2050	399,593	358,834
TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,122,874)		1,962,254

FOREIGN GOVERNMENT AGENCY ISSUES - 0.1%
International Bank for Reconstruction & Development, 3.13%, 11/20/2025	930,000	928,575
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $929,889)		928,575

1919 Socially Responsive Balanced Fund
Schedule of Investments
September 30, 2025 (Unaudited)
SHORT-TERM INVESTMENTS – 3.1%		Shares	Value
Money Market Funds - 2.0%
Fidelity Investments Money Market - Government Portfolio - Class I, 4.04% (e)		23,112,452	$23,112,452

		Principal Amount
U.S. Treasury Bills - 2.0%
4.04%, 10/14/2025 (f)		$6,000,000	5,991,250
TOTAL SHORT-TERM INVESTMENTS (Cost $29,103,712)			29,103,702

TOTAL INVESTMENTS - 100.0% (Cost $592,476,694)			933,950,007
Liabilities in Excess of Other Assets - (0.0) (g)			(10,187)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$933,939,820

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Floating rate security.
(d)	Variable rate security. Reference rate and spread are included in the description.
(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(f)	The rate shown is the annualized yield as of September 30, 2025.
(g)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

1919 Socially Responsive Balanced Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$628,603,694	$–	$–	$628,603,694
Corporate Bonds	–	173,254,010	–	173,254,010
U.S. Treasury Securities	–	78,279,670	–	78,279,670
U.S. Government Agency Issues	–	16,140,875	–	16,140,875
Collateralized Mortgage Obligations	–	5,677,227	–	5,677,227
Mortgage-Backed Securities	–	1,962,254	–	1,962,254
Foreign Government Agency Issues	–	928,575	–	928,575
Short-Term Investments	23,112,452	5,991,250	–	29,103,702
Total Investments	$651,716,146	$282,233,861	$–	$933,950,007

Refer to the Schedule of Investments for further disaggregation of investment categories.